Note F - Income Taxes (Detail) - Reconciliation Of Income Tax Expense By Applying The Statutory Federal Rate (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes at statutory rate	$ 14,856	$ 14,940	$ 13,417
State and local income taxes, net of federal tax benefit	719	611	547
Research and development tax credits		(375)	(350)
Domestic production activities	(980)	(811)	(599)
Lower foreign taxes differential	(528)	(577)	(439)
Uncertain tax positions	(236)	49	(234)
Other	413	44	28
	$ 14,244	$ 13,881	$ 12,370